Gold loan payable and gold in trust (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of gold loan payable

	December 31, 2025	December 31, 2024
Gold loan payable – opening balance	$8,128,263	$5,659,118
Interest and standby fees expense	114,262	295,551
Fair value adjustments	1,121,669	1,199,904
Loss on derecognition	-	372,941
Foreign exchange difference	(402,803)	600,749
Repayment of gold loan payable	(8,961,391)	-
Gold loan payable – closing balance	$-	$8,128,263

Schedule of gold in trust

	December 31, 2025		December 31, 2024
	Ounces	$	Ounces	$
Gold in trust, opening balance	397	1,491,281	397	1,082,801
Change in fair value through profit & loss	-	405,821	-	293,695
Foreign exchange difference	-	(79,506)	-	114,785
Repayment of gold loan payable	(397)	(1,817,596)
	-	-	397	1,491,281